Prepayment for Construction of New Plant (Tables)	12 Months Ended
Dec. 31, 2017
Prepayment For Construction Of New Plant [Abstract]
Schedule of carrying amount of the prepayment for construction of new plant

As at December 31, 2017
Prepaid in 2015	8,469,878
Recognized as construction in progress	(110,041)
8,359,837
Impairment loss in 2015:	(1,199,314)
7,160,523
Impairment loss in 2016:	(6,989,200)
Translation adjustment:	(171,323)
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